Form N-1A Cover	Sep. 10, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CAPITAL GROUP COMPLETION FUND SERIES
Entity Central Index Key	0002020645
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 10, 2025
Prospectus Date	Sep. 11, 2025